Note 6: Fixed Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Notes to Consolidated Financial Statements [Abstract]
Land	$ 335	$ 342
Buildings And Improvements Gross	4,885	4,908
Machinery And Equipment Gross	9,994	10,010
Property Plant And Equipment Other	766	654
Fixed assets	15,980	15,914
Accumulated depreciation	(9,779)	(9,634)
Fixed assets, net	6,201	6,280	6,364
Property Plant And Equipment [Line Items]
Depreciation	$ 890	$ 900	$ 852
Land Buildings And Improvements [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life Minimum (in years)	12
Property Plant And Equipment Useful Life Maximum (in years)	40
Machinery And Equipment [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life Minimum (in years)	3
Property Plant And Equipment Useful Life Maximum (in years)	20